APPENDIX I


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

1.   Name and address of issuer:

     College Retirement Equities Fund
     730 Third Avenue
     New York, NY 10017-3206

2.   Name of each series or class of funds for which this notice is filed:

                Stock Account                       Global Equities Account
                Money Market Account                Growth Account
                Bond Account                        Equity Index Account
                Social Choice Account

3.   Investment Company Act File Number: 811-4415

     Securities Act File Number: 33-480

4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                            [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                            None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                            None

9.   Number and aggregate sale price of securities sold during the fiscal year:

            Number of shares:                                   73,176,135
            Aggregate sales price:                          $5,153,586,498


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

            Number of shares:                                   73,176,135
            Aggregate sales price:                          $5,153,586,498


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

               None

12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities
            sold during the fiscal year in
            reliance on rule 24f-2 (from Item 10):          $5,153,586,498
                                                            --------------
    (ii)    Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from Item 11, if applicable):            +     -0-
                                                            --------------

   (iii)    Aggregate price of shares redeemed or
            repurchased during the fiscal year
            (if applicable):                                -4,027,051,330
                                                            --------------
    (iv)    Aggregate price of shares redeemed or
            repurchased and previously applied as
            a reduction to filing fees pursuant
            to rule 24e-2 (if applicable):                  +      -0-
                                                            --------------

     (v)   Net aggregate price of securities sold
           and issued during the fiscal  year in
           reliance  on rule 24f-2  [line (i),
           plus line (ii), less line (iii), plus
           line (iv)] (if applicable):                       1,126,535,168
                                                            --------------
    (vi)   Multiplier prescribed by Section
           6(b) of the Securities Act of 1933
           or other applicable law or regulation
           (see Instruction C.6):                            x      1/3300
                                                            --------------
   (vii)   Fee due [line (i) or line (v)
           multiplied by line (vi)]:                            341,374.29
                                                            --------------

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                             [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 12, 1997



                                   SIGNATURES


     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



                                          /S/Richard L. Gibbs
                                          ---------------------------
                                          Richard L. Gibbs
                                          Executive Vice President


Date February 13, 1997
     -----------------

                                                               February 13, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

          Re:  RULE 24F-2 NOTICE FOR COLLEGE RETIREMENT
               EQUITIES FUND (REGISTRATION NO. 33-480)
               ----------------------------------------

Ladies and Gentlemen:

     It is my opinion that the securities issued in accordance with the captioned filing and which this Notice makes definite in number were legally issued and non-assessable. The variable annuity contracts contemplate but do not require the payment of additional premiums. Therefore, they may not be deemed to be fully paid.

                                          Very truly yours,


                                          /s/ Charles H. Stamm
                                          --------------------------------
                                          Charles H. Stamm
                                          Executive Vice President
                                            and General Counsel